MATERIAL ACCOUNTING POLICY INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Corporate information and statement of IFRS compliance [abstract]
Renewable transport fuel obligation certificates, offsetting carryforward percentage	25.00%
Deferred tax recovery	$ 610
Cumulative benefit	$ 1,341